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                                                                    THE HARTFORD

July 27, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

RE: HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN ("REGISTRANT")
    333-72042 -- PREMIERSOLUTIONS STANDARD (SERIES A) -- HV-5795
    333-72402 -- PREMIERSOLUTIONS STANDARD (SERIES A-II) -- HV-6779 333-72042 -- PREMIERSOLUTIONS CORNERSTONE (SERIES II) -- HV-6775

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

       1. The Prospectus Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

       2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on July 8, 2011.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-3991.

Very truly yours,

/s/ Lynn Higgins

Lynn Higgins
Senior Legal Specialist